Goodwill (Movements of goodwill) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	¥ 15,572,227	¥ 15,484,120
Movement:
Business combination	0	231,218
Impairment charge for the year	0	(409,371)	¥ 0
End of the year	15,934,955	15,572,227	15,484,120
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	18,941,078	18,435,954
Movement:
Disposal of subsidiary	(21,723)	0
Currency translation differences	373,142	273,906
End of the year	19,292,497	18,941,078	18,435,954
Accumulated impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	(3,368,851)	(2,951,834)
Movement:
Disposal of subsidiary	21,723	0
Currency translation differences	(10,414)	(7,646)
End of the year	¥ (3,357,542)	¥ (3,368,851)	¥ (2,951,834)